STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2%
Australia - 4.6%
Australia, Bonds, Ser. 166	AUD	3.00	11/21/2033	3,485,000		2,332,401
Australia, Sr. Unscd. Bonds, Ser. 162	AUD	1.75	6/21/2051	4,220,000		1,873,579
Commonwealth Bank of Australia, Covered Bonds		3.21	5/27/2025	720,000	[b,c]	698,049
National Australia Bank Ltd., Sr. Unscd. Notes		3.50	6/9/2025	450,000		438,717
					5,342,746
Austria - .1%
CA Immobilien Anlagen AG, Sr. Unscd. Notes	EUR	0.88	2/5/2027	200,000		177,155
Azerbaijan - .7%
Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	843,000		815,416
Bahamas - .3%
Bahamas, Sr. Unscd. Notes		8.95	10/15/2032	390,000		336,615
Bahrain - .3%
Bahrain, Sr. Unscd. Notes		4.25	1/25/2028	326,000		305,343
Bermuda - .3%
Hiscox Ltd., Sr. Unscd. Notes	GBP	6.00	9/22/2027	265,000		335,899
Bolivia - .6%
Bolivia, Sr. Unscd. Notes		4.50	3/20/2028	900,000		686,312
Brazil - 2.1%
Brazil, Sr. Unscd. Bonds		5.00	1/27/2045	1,480,000		1,162,580
Brazil Letras do Tesouro Nacional, Treasury Bills	BRL	0.00	1/1/2026	9,000,000	[d]	1,244,637
					2,407,217
British Virgin - .2%
Greenland Global Investment Ltd., Gtd. Notes		6.13	4/22/2025	380,000		197,404
Canada - 3.7%
Canada, Bonds	CAD	4.00	12/1/2031	2,613,776	[e]	2,438,726
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.35	9/15/2023	2,030,000	[b]	1,505,424
First Quantum Minerals Ltd., Gtd. Notes		6.88	3/1/2026	330,000	[b]	321,311
					4,265,461
Cayman Islands - .7%
CSN Inova Ventures, Gtd. Notes		6.75	1/28/2028	329,000		328,999
KWG Group Holdings Ltd., Sr. Scd. Bonds		7.88	8/30/2024	260,000		131,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Cayman Islands - .7% (continued)
Sable International Finance Ltd., Sr. Scd. Notes		5.75	9/7/2027	276,000	[b]	264,629
Shimao Group Holdings Ltd., Sr. Scd. Bonds		4.75	8/3/2023	465,000	[f]	111,011
					835,939
Chile - .3%
VTR Comunicaciones SPA, Sr. Scd. Notes		4.38	4/15/2029	473,000	[b]	312,180
Colombia - 1.5%
Colombia, Bonds	COP	6.00	4/28/2028	3,556,400,000		591,324
Colombia, Bonds	COP	7.00	6/30/2032	7,236,300,000		1,113,198
					1,704,522
Denmark - .4%
Orsted AS, Gtd. Notes	EUR	3.25	9/13/2031	319,000		338,908
Orsted AS, Jr. Sub. Notes	GBP	2.50	2/18/2033	132,000	[g]	115,358
					454,266
Dominican Republic - .6%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	750,000		733,808
Ecuador - .4%
Ecuador, Sr. Unscd. Notes		0.00	7/31/2030	64,221	[b,h]	27,602
Ecuador, Sr. Unscd. Notes		1.50	7/31/2040	224,730	[b]	95,391
Ecuador, Sr. Unscd. Notes		2.50	7/31/2035	490,347	[b]	240,188
Ecuador, Sr. Unscd. Notes		5.50	7/31/2030	187,110	[b]	125,125
					488,306
Ethiopia - .2%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	382,000		260,528
France - 3.0%
Altice France SA, Sr. Scd. Notes	EUR	3.38	1/15/2028	273,000		233,715
Banijay Entertainment Sasu, Sr. Scd. Bonds	EUR	3.50	3/1/2025	324,000		341,319
BNP Paribas SA, Jr. Sub. Notes		7.38	8/19/2025	950,000	[g]	956,417
Chrome Bidco SASU, Sr. Scd. Bonds	EUR	3.50	5/31/2028	186,000		168,585
Cie de Saint-Gobain, Sr. Unscd. Notes	EUR	1.63	8/10/2025	600,000		625,863
Electricite de France SA, Jr. Sub. Notes	GBP	6.00	1/29/2026	200,000	[g]	229,718
Iliad Holding SASU, Sr. Scd. Notes	EUR	5.63	10/15/2028	213,000		216,511
Picard Groupe SAS, Sr. Scd. Bonds	EUR	3.88	7/1/2026	237,000		234,473
Societe Generale SA, Jr. Sub. Bonds		7.88	12/18/2023	500,000	[g]	503,140
					3,509,741
Germany - .9%
Infineon Technologies AG, Jr. Sub. Bonds	EUR	3.63	4/1/2028	200,000	[g]	201,143
Infineon Technologies AG, Jr. Sub. Notes	EUR	2.88	4/1/2025	300,000	[g]	310,058

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Germany - .9% (continued)
Peach Property Finance GmbH, Sr. Unscd. Notes	EUR	4.38	11/15/2025	396,000		326,224
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	233,000		229,955
					1,067,380
India - .3%
GMR Hyderabad International Airport Ltd., Sr. Scd. Notes		4.25	10/27/2027	376,000		331,820
Indonesia - 2.3%
Indonesia, Bonds	IDR	6.38	4/15/2032	9,521,000,000		621,850
Indonesia, Bonds, Ser. FR81	IDR	6.50	6/15/2025	29,779,000,000		2,003,239
					2,625,089
Ireland - 1.1%
AIB Group PLC, Sr. Unscd. Notes	EUR	4.63	7/23/2029	428,000		464,455
Bank of Ireland Group PLC, Jr. Sub. Notes	EUR	7.50	11/19/2025	280,000	[g]	304,454
LCPR Senior Secured Financing DAC, Sr. Scd. Notes		5.13	7/15/2029	230,000	[b]	202,684
Virgin Media Vendor Financing Notes III DAC, Sr. Scd. Bonds	GBP	4.88	7/15/2028	300,000		311,120
					1,282,713
Italy - 1.8%
Cedacri Mergeco SPA, Sr. Scd. Notes, 3 Month EURIBOR +4.63%	EUR	6.39	5/15/2028	204,000	[i]	212,020
Conceria Pasubio SPA, Sr. Scd. Bonds, 3 Month EURIBOR +4.50%	EUR	6.70	9/30/2028	380,000	[i]	326,982
FIS Fabbrica Italiana Sintetici SPA, Sr. Scd. Bonds	EUR	5.63	8/1/2027	310,000		288,651
Nexi SPA, Sr. Unscd. Notes	EUR	1.63	4/30/2026	149,000		145,547
UniCredit SPA, Jr. Sub. Bonds		8.00	6/3/2024	560,000	[g]	554,750
UniCredit SPA, Jr. Sub. Notes	EUR	3.88	6/3/2027	600,000	[g]	515,828
					2,043,778
Japan - .2%
Softbank Group Corp., Sr. Unscd. Notes	EUR	2.88	1/6/2027	240,000		229,547
Jersey - .3%
CPUK Finance Ltd., Scd. Notes	GBP	4.88	8/28/2025	290,000		341,517
Luxembourg - 3.0%
4finance SA, Gtd. Bonds	EUR	10.75	10/26/2026	400,000		390,107
Adler Group SA, Sr. Unscd. Notes	EUR	2.25	4/27/2027	300,000		129,636
Albion Financing 1 Sarl, Sr. Scd. Notes	EUR	5.25	10/15/2026	209,000		205,063
Altice Financing SA, Sr. Scd. Bonds	EUR	3.00	1/15/2028	240,000		210,094
AnaCap Financial Europe SA, Sr. Scd. Notes, 3 Month EURIBOR +5.00%	EUR	7.48	8/1/2024	400,000	[c,i]	365,282

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Luxembourg - 3.0% (continued)
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, Sr. Unscd. Notes	EUR	0.50	1/27/2028	464,000		396,434
Cirsa Finance International Sarl, Sr. Scd. Bonds	EUR	4.75	5/22/2025	282,000		292,704
Dana Financing Luxembourg Sarl, Gtd. Notes	EUR	3.00	7/15/2029	268,000		237,559
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	310,000		284,026
Matterhorn Telecom SA, Sr. Scd. Notes	EUR	3.13	9/15/2026	229,000		228,408
Millicom International Cellular SA, Sr. Unscd. Notes		4.50	4/27/2031	201,000	[b]	170,424
Millicom International Cellular SA, Sr. Unscd. Notes		4.50	4/27/2031	250,000		211,970
Sani/Ikos Financial Holdings 1 Sarl, Sr. Scd. Bonds	EUR	5.63	12/15/2026	325,000		328,153
					3,449,860
Malaysia - .6%
Malaysia, Bonds, Ser. 419	MYR	3.83	7/5/2034	2,780,000		648,573
Mexico - 3.9%
Cemex SAB de CV, Gtd. Notes		3.88	7/11/2031	280,000		236,333
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	25,000,000		1,256,140
Mexico, Bonds, Ser. M	MXN	8.00	11/7/2047	24,000,000		1,175,459
Mexico, Sr. Unscd. Bonds, Ser. M20	MXN	8.50	5/31/2029	25,000,000		1,317,039
Sigma Alimentos SA de CV, Gtd. Bonds	EUR	2.63	2/7/2024	536,000		574,880
					4,559,851
Mongolia - .6%
Mongolia, Sr. Unscd. Bonds		5.13	4/7/2026	720,000	[c]	678,600
Mozambique - .3%
Mozambique, Unscd. Notes		5.00	9/15/2031	414,000		333,585
Netherlands - 3.4%
IHS Netherlands Holdco BV, Gtd. Notes		8.00	9/18/2027	410,000		371,112
ING Groep NV, Jr. Sub. Bonds		6.75	4/16/2024	1,050,000	[g]	1,033,594
Nobel Bidco BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	295,000		230,003
Nobian Finance BV, Sr. Scd. Bonds	EUR	3.63	7/15/2026	317,000	[c]	298,844
Telefonica Europe BV, Gtd. Notes	EUR	4.38	3/14/2025	300,000	[g]	320,573
United Group BV, Sr. Scd. Notes	EUR	4.88	7/1/2024	217,000		228,844
United Group BV, Sr. Scd. Notes, 3 Month EURIBOR +4.13%	EUR	5.92	5/15/2025	170,000	[i]	174,057
Universal Music Group NV, Sr. Unscd. Notes	EUR	3.00	6/30/2027	620,000		657,196

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Netherlands - 3.4% (continued)
Volkswagen International Finance NV, Gtd. Notes	EUR	3.88	6/17/2029	600,000	[g]	571,455
					3,885,678
New Zealand - 5.3%
New Zealand, Bonds, Ser. 437	NZD	2.75	4/15/2037	2,670,000		1,431,224
New Zealand, Bonds, Ser. 551	NZD	2.75	5/15/2051	3,230,000		1,536,131
New Zealand, Bonds, Ser. 930	NZD	3.00	9/20/2030	2,170,000	[e]	1,855,581
New Zealand, Govt. Gtd. Bonds	NZD	3.50	4/14/2033	1,120,000		646,215
New Zealand , Govt. Gtd. Bonds	NZD	2.25	4/15/2024	1,020,000		635,397
					6,104,548
Norway - .8%
Kommunalbanken AS, Sr. Unscd. Bonds, 3 Month SOFR +1.00%		5.31	6/17/2026	898,000	[i]	913,275
Oman - .4%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	444,000		440,135
Peru - 1.5%
Peru, Sr. Unscd. Bonds		2.78	1/23/2031	680,000		577,274
Peru, Sr. Unscd. Bonds	PEN	6.15	8/12/2032	4,870,000		1,108,913
					1,686,187
Qatar - .6%
Qatar, Sr. Unscd. Notes		3.40	4/16/2025	672,000		656,976
Saudi Arabia - .6%
Saudi, Sr. Unscd. Notes		5.50	10/25/2032	614,000		658,975
Singapore - .3%
Singapore Airlines Ltd., Sr. Unscd. Notes		3.00	7/20/2026	328,000		307,087
South Africa - 1.9%
South Africa, Sr. Unscd. Bonds, Ser. 2030	ZAR	8.00	1/31/2030	42,010,000		2,213,130
Spain - 1.4%
Banco Santander SA, Jr. Sub. Bonds	EUR	5.25	9/29/2023	400,000	[g]	427,330
eDreams ODIGEO SA, Sr. Scd. Notes	EUR	5.50	7/15/2027	240,000		225,040
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	291,000		290,772
Spain, Sr. Unscd. Bonds	EUR	1.90	10/31/2052	970,000	[b]	714,362
					1,657,504
Supranational - 3.5%
Asian Development Bank, Sr. Unscd. Notes	CNH	2.90	3/5/2024	5,500,000		813,820
Clarios Global LP, Sr. Scd. Bonds	EUR	4.38	5/15/2026	225,000		234,170
European Union, Sr. Unscd. Notes	EUR	0.45	7/4/2041	1,444,594		977,128
International Bank for Reconstruction & Development, Sr. Unscd. Notes, 3 Month SOFR +0.29%		4.45	11/22/2028	820,000	[i]	813,006

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Supranational - 3.5% (continued)
International Finance Corp., Sr. Unscd. Notes	INR	6.30	11/25/2024	98,010,000		1,179,661
					4,017,785
Sweden - .7%
Heimstaden Bostad AB, Jr. Sub. Bonds	EUR	2.63	5/1/2027	450,000	[g]	292,956
Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Notes	EUR	2.63	3/14/2026	455,000	[c,g]	199,860
Verisure Holding AB, Sr. Scd. Bonds	EUR	3.25	2/15/2027	324,000		312,397
					805,213
Switzerland - .4%
Credit Suisse Group AG, Jr. Sub. Notes		7.25	9/12/2025	520,000	[g]	426,478
Tajikistan - .2%
Tajikistan, Sr. Unscd. Notes		7.13	9/14/2027	375,000		291,822
United Arab Emirates - .6%
MDGH GMTN RSC Ltd., Gtd. Notes		5.50	4/28/2033	668,000		714,662
United Kingdom - 11.9%
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	296,000		282,470
Close Brothers Finance PLC, Gtd. Notes	GBP	2.75	10/19/2026	510,000		583,049
Coventry Building Society, Jr. Sub. Bonds	GBP	6.88	9/18/2024	650,000	[g]	776,397
Coventry Building Society, Sr. Unscd. Notes	GBP	1.00	9/21/2025	468,000		524,817
Deuce Finco PLC, Sr. Scd. Bonds	GBP	5.50	6/15/2027	306,000		321,141
Drax Finco PLC, Sr. Scd. Notes		6.63	11/1/2025	363,000		354,404
Heathrow Finance PLC, Sr. Scd. Notes	GBP	5.75	3/3/2025	136,000		166,150
Iceland Bondco PLC, Sr. Scd. Notes	GBP	4.63	3/15/2025	350,000	[c]	377,192
International Finance Facility for Immunisation Co., Sr. Unscd. Notes		1.00	4/21/2026	869,000		786,176
Investec PLC, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000	[g]	454,584
Iron Mountain UK PLC, Gtd. Notes	GBP	3.88	11/15/2025	189,000		218,726
Jerrold Finco PLC, Sr. Scd. Bonds	GBP	4.88	1/15/2026	165,000		179,182
Jerrold Finco PLC, Sr. Scd. Bonds	GBP	5.25	1/15/2027	275,000		289,652
Lloyds Banking Group PLC, Jr. Sub. Bonds	EUR	4.95	6/27/2025	550,000	[g]	583,038
Lloyds Banking Group PLC, Jr. Sub. Notes	GBP	5.13	12/27/2024	560,000	[g]	655,013
National Express Group PLC, Gtd. Notes	GBP	2.38	11/20/2028	644,000		681,654
National Express Group PLC, Gtd. Notes	GBP	2.50	11/11/2023	620,000		750,711

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
United Kingdom - 11.9% (continued)
National Express Group PLC, Sub. Notes	GBP	4.25	11/26/2025	160,000	[g]	175,731
Nationwide Building Society, Jr. Sub. Bonds	GBP	5.88	6/20/2025	416,000	[g]	496,486
NatWest Group PLC, Jr. Sub. Bonds		8.00	8/10/2025	250,000	[g]	253,114
Ocado Group PLC, Gtd. Notes	GBP	3.88	10/8/2026	294,000		286,476
Stonegate Pub Co. Financing PLC, Sr. Scd. Bonds	GBP	8.25	7/31/2025	303,000		348,198
TESCO PLC, Sr. Unscd. Notes	GBP	3.32	11/5/2025	160,000	[e]	407,696
Tesco Property Finance 3 PLC, Sr. Scd. Bonds	GBP	5.74	4/13/2040	348,012		426,888
Travis Perkins PLC, Sr. Unscd. Notes	GBP	3.75	2/17/2026	163,000		181,884
Tritax Big Box REIT PLC, Sr. Unscd. Notes	GBP	1.50	11/27/2033	559,000		485,407
Tritax EuroBox PLC, Gtd. Notes	EUR	0.95	6/2/2026	626,000		564,879
United Kingdom Inflation-Linked Gilt, Bonds, Ser. 3MO	GBP	0.75	3/22/2034	769,892	[e]	1,018,755
Virgin Money UK PLC, Sr. Unscd. Notes	GBP	3.13	6/22/2025	680,000		807,796
Vodafone Group PLC, Jr. Sub. Notes		3.25	6/4/2081	400,000		347,584
					13,785,250
United States - 18.9%
American Express Co., Sr. Unscd. Notes		3.38	5/3/2024	690,000		678,289
Apple, Inc., Sr. Unscd. Notes		1.13	5/11/2025	804,000		749,117
Ashtead Capital, Inc., Gtd. Notes		5.55	5/30/2033	400,000	[b]	401,780
AT&T, Inc., Sr. Unscd. Notes	GBP	2.90	12/4/2026	470,000		546,931
Ball Corp., Gtd. Notes		2.88	8/15/2030	410,000		336,731
Best Buy Co., Inc., Sr. Unscd. Notes		4.45	10/1/2028	398,000		393,740
Callon Petroleum Co., Gtd. Notes		8.00	8/1/2028	400,000	[b]	400,494
Chesapeake Energy Corp., Gtd. Notes		6.75	4/15/2029	345,000	[b]	340,653
Citigroup, Inc., Sub. Notes		5.50	9/13/2025	820,000		831,747
Diamond Sports Group LLC, Scd. Notes		5.38	8/15/2026	620,000	[b]	46,113
Dollar General Corp., Sr. Unscd. Notes		4.63	11/1/2027	340,000		340,178
Ford Motor Credit Co., Sr. Unscd. Notes	GBP	2.75	6/14/2024	232,000		273,114
Graphic Packaging International LLC, Gtd. Bonds	EUR	2.63	2/1/2029	121,000		114,874
IQVIA, Inc., Gtd. Notes	EUR	2.88	6/15/2028	242,000		235,114
JPMorgan Chase & Co., Sr. Unscd. Notes		2.08	4/22/2026	960,000		901,874
Lowe's Cos., Sr. Unscd. Notes		3.00	10/15/2050	828,000		569,634
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	281,000	[b]	240,603

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
United States - 18.9% (continued)
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	122,000	[b,c]	102,322
Metropolitan Life Global Funding I, Sr. Scd. Notes, 3 Month SOFR +0.91%		5.24	3/21/2025	373,000	[b,i]	374,774
Netflix, Inc., Sr. Unscd. Notes	EUR	3.63	6/15/2030	692,000		722,853
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	3.88	10/1/2028	200,000		187,276
Olympus Water US Holding Corp., Sr. Unscd. Notes	EUR	5.38	10/1/2029	335,000		286,814
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	310,000		290,873
U.S. Treasury Bonds		3.00	11/15/2045	3,750,000		3,299,707
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +0.04%		4.69	7/31/2024	3,740,000	[i]	3,738,962
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL -0.02%		4.63	1/31/2024	920,000	[c,i]	919,990
U.S. Treasury Inflation Indexed Bonds		2.13	2/15/2041	1,693,492	[e]	1,866,907
U.S. Treasury Notes		1.50	2/15/2030	1,320,000		1,158,919
Verizon Communications, Inc., Sr. Unscd. Notes, 3 Month SOFR +0.79%		5.12	3/20/2026	491,000	[i]	489,553
Warnermedia Holdings, Inc., Gtd. Notes		3.79	3/15/2025	820,000	[b]	792,491
Windstream Escrow LLC, Sr. Scd. Notes		7.75	8/15/2028	272,000	[b]	220,580
					21,853,007
Uruguay - .4%
Uruguay, Sr. Unscd. Notes	UYU	8.25	5/21/2031	18,249,479		426,026
Uzbekistan - .9%
Uzbekistan, Sr. Unscd. Notes		4.75	2/20/2024	1,080,000		1,062,315
Vietnam - .2%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	213,000		210,870
Total Bonds and Notes (cost $114,952,154)				102,878,094
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Put Options - .0%
U.S Treasury 10 Year June Future, Contracts 44 (cost $59,929)		114.50	5/26/2023	503,800,000		60,500

Exchange-Traded Funds - 5.5%
Singapore - 1.6%
iShares USD Asia High Yield Bond Index ETF		265,655	1,845,870
United States - 3.9%
iShares JP Morgan USD Emerging Markets Bond Fund ETF		26,500	[c] 2,329,615
SPDR Bloomberg Emerging Markets Local Bond ETF		98,232	2,114,935
			4,444,550
Total Exchange-Traded Funds (cost $6,746,392)		6,290,420
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,235,790)	4.41	4,235,790	[j] 4,235,790

Investment of Cash Collateral for Securities Loaned - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,707,267)	4.41	3,707,267	[j] 3,707,267
Total Investments (cost $129,701,532)		101.6%	117,172,071
Liabilities, Less Cash and Receivables		(1.6%)	(1,835,331)
Net Assets		100.0%	115,336,740

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

UYU—Uruguayan Peso

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in

STATEMENT OF INVESTMENTS (Unaudited) (continued)

transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $7,597,179 or 6.59% of net assets.

c Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $5,948,401 and the value of the collateral was $6,187,917, consisting of cash collateral of $3,707,267 and U.S. Government & Agency securities valued at $2,480,650. In addition, the value of collateral may include pending sales that are also on loan.

d Security is a discount security. Income is recognized through the accretion of discount.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing—security in default.

g Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

h Security issued with a zero coupon. Income is recognized through the accretion of discount.

i Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	10	3/22/2023	1,128,934	1,145,156	16,222
U.S. Treasury 5 Year Notes	18	3/31/2023	1,942,643	1,966,359	23,716
Futures Short
Euro-Schatz	102	3/8/2023	11,827,839[a]	11,725,989	101,850
Long Gilt	15	3/29/2023	1,911,497[a]	1,932,677	(21,180)
Gross Unrealized Appreciation				141,788
Gross Unrealized Depreciation				(21,180)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets Corp.
United States Dollar	763,752	Singapore Dollar	1,013,878	2/15/2023	(8,198)
Australian Dollar	511,145	United States Dollar	343,604	2/15/2023	17,410
United States Dollar	206,373	Australian Dollar	296,336	2/15/2023	(2,924)
Polish Zloty	810,385	United States Dollar	183,199	2/15/2023	3,680
Euro	1,980,890	United States Dollar	2,123,359	2/15/2023	32,329
United States Dollar	220,759	Euro	203,571	2/15/2023	(775)
United States Dollar	629,582	Mexican Peso	12,484,258	2/15/2023	(31,650)

Forward Foreign Currency Exchange Contracts(continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets Corp.(continued)
United States Dollar	188,495	Indonesian Rupiah	2,940,655,956	2/15/2023	(7,616)
United States Dollar	11,305,294	British Pound	9,847,722	2/15/2023	(839,433)
Chinese Yuan Renminbi	11,410,000	United States Dollar	1,587,663	2/15/2023	102,658
New Zealand Dollar	331,621	United States Dollar	209,362	2/15/2023	5,035
United States Dollar	78,628	Canadian Dollar	104,981	2/15/2023	(280)
Citigroup Global Markets Inc.
United States Dollar	189,238	Mexican Peso	3,640,577	2/15/2023	(3,586)
British Pound	563,868	United States Dollar	698,673	2/15/2023	(3,282)
Euro	2,296,705	United States Dollar	2,504,444	2/15/2023	(5,073)
United States Dollar	1,800,684	Japanese Yen	241,195,331	2/15/2023	(56,084)
United States Dollar	5,172,830	New Zealand Dollar	8,690,985	2/15/2023	(445,998)
United States Dollar	173,482	Colombian Peso	852,129,774	2/15/2023	(8,469)
United States Dollar	220,590	Australian Dollar	325,867	2/15/2023	(9,564)
HSBC Securities (USA) Inc.
Euro	1,269,982	United States Dollar	1,373,023	2/15/2023	9,025
United States Dollar	1,025,199	Mexican Peso	19,966,451	2/15/2023	(32,330)
J.P. Morgan Securities LLC
United States Dollar	2,408,827	Mexican Peso	47,703,537	2/15/2023	(117,804)
British Pound	545,878	United States Dollar	670,987	2/15/2023	2,218
Japanese Yen	178,133,578	United States Dollar	1,233,516	2/15/2023	137,790
Euro	826,817	United States Dollar	881,341	2/15/2023	18,436
Swedish Krona	19,601,244	United States Dollar	1,821,496	2/15/2023	54,488
RBS Securities, Inc.
United States Dollar	196,453	South African Rand	3,383,066	2/15/2023	2,282
Euro	2,601,728	United States Dollar	2,795,260	2/15/2023	36,051
United States Dollar	247,487	Euro	237,560	2/15/2023	(11,036)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts(continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBS Securities, Inc.(continued)
United States Dollar	3,882,912	Canadian Dollar	5,229,540	2/15/2023	(47,819)
United States Dollar	566,131	New Zealand Dollar	965,962	2/15/2023	(58,375)
United States Dollar	1,728,419	British Pound	1,450,000	2/15/2023	(59,797)
State Street Bank and Trust Company
United States Dollar	128,022	Swedish Krona	1,371,232	2/15/2023	(3,215)
Brazilian Real	2,469,793	United States Dollar	450,856	2/15/2023	34,282
United States Dollar	1,011,076	Brazilian Real	5,162,053	2/15/2023	(2,899)
United States Dollar	205,103	New Zealand Dollar	322,316	2/15/2023	(3,278)
Australian Dollar	89,200	United States Dollar	61,382	2/15/2023	1,619
United States Dollar	4,005,160	Australian Dollar	6,151,009	2/15/2023	(339,198)
Mexican Peso	45,047,811	United States Dollar	2,254,154	2/15/2023	131,816
British Pound	451,458	United States Dollar	558,495	2/15/2023	(1,734)
United States Dollar	2,574,639	British Pound	2,128,048	2/15/2023	(49,782)
Euro	1,148,271	United States Dollar	1,227,655	2/15/2023	21,942
United States Dollar	23,895,138	Euro	23,677,145	2/15/2023	(1,871,332)
United States Dollar	1,179,846	Indian Rupee	97,248,817	2/15/2023	(6,238)
Chilean Peso	105,477,623	United States Dollar	122,706	2/15/2023	9,486
United States Dollar	918,584	Chilean Peso	844,620,000	2/15/2023	(139,950)
United States Dollar	142,147	Japanese Yen	19,658,092	2/15/2023	(9,185)
Chinese Yuan Renminbi	5,330,000	United States Dollar	742,526	2/15/2023	47,081
United States Dollar	2,368,514	Chinese Yuan Renminbi	17,018,484	2/15/2023	(152,670)
Indonesian Rupiah	49,461,425,485	United States Dollar	3,157,106	2/15/2023	141,456
United States Dollar	3,763,263	Indonesian Rupiah	59,212,455,484	2/15/2023	(185,591)
United States Dollar	1,417,727	Colombian Peso	7,248,767,807	2/15/2023	(130,070)

Forward Foreign Currency Exchange Contracts(continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company(continued)
United States Dollar	563,191	Malaysian Ringgit	2,663,894	2/15/2023	(61,818)
South Korean Won	224,156,059	United States Dollar	175,041	2/15/2023	7,033
United States Dollar	1,751,864	South Korean Won	2,407,500,000	2/15/2023	(203,663)
UBS Securities LLC
Japanese Yen	82,751,379	United States Dollar	614,817	2/15/2023	22,219
British Pound	240,366	United States Dollar	283,585	2/15/2023	12,846
United States Dollar	900,346	British Pound	729,262	2/15/2023	982
United States Dollar	2,190,879	South African Rand	38,441,257	2/15/2023	(15,453)
Czech Koruna	3,965,999	United States Dollar	180,171	2/15/2023	996
United States Dollar	1,731,696	Czech Koruna	42,378,812	2/15/2023	(204,175)
United States Dollar	1,836,859	Polish Zloty	8,726,163	2/15/2023	(175,446)
United States Dollar	690,766	Brazilian Real	3,654,290	2/15/2023	(27,042)
Euro	119,738	United States Dollar	124,523	2/15/2023	5,781
United States Dollar	215,558	Euro	199,096	2/15/2023	(1,107)
Danish Krone	11,302,431	United States Dollar	1,617,704	2/15/2023	35,809
United States Dollar	1,498,940	Danish Krone	11,056,974	2/15/2023	(118,663)
Gross Unrealized Appreciation					894,750
Gross Unrealized Depreciation					(5,452,602)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	51,573,551		-	51,573,551
Exchange-Traded Funds	4,444,550	1,845,870	††	-	6,290,420
Foreign Governmental	-	40,320,058		-	40,320,058
Investment Companies	7,943,057	-		-	7,943,057
U.S. Treasury Securities	-	10,984,485		-	10,984,485
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	894,750		-	894,750
Futures†††	141,788	-		-	141,788
Options Purchased	60,500	-		-	60,500
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(5,452,602)		-	(5,452,602)
Futures†††	(21,180)	-		-	(21,180)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2023, accumulated net unrealized depreciation on investments was $12,529,461, consisting of $880,210 gross unrealized appreciation and $13,409,671 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.